Fair Value of Financial Assets and Liabilities - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets			$ 20,143,785	$ 20,143,785
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		$ 4,123,054
Financial liabilities		1,112,806
Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		1,112,806
Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		96,943
Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		2,657,154
Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		1,368,957
IFRS9 [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 6,937,549
Financial liabilities	2,938,034
IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,938,034
IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	183,702
IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,598,890
IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,154,957
Recurring Fair Value Measurement [Member] | IFRS9 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,937,549	4,123,054
Financial liabilities	2,938,034	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	504,275	322,241
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,431,436	788,133
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,758	1,493
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	565	939
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,937,549	4,123,054
Financial liabilities	2,938,034	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,938,034	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	504,275	322,241
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,431,436	788,133
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,758	1,493
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	565	939
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,186,616	2,525,840
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,723,501	1,570,058
Financial liabilities	2,936,915	1,112,237
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,936,915	1,112,237
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	504,094	322,192
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,430,498	787,613
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,758	1,493
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	565	939
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	27,432	27,156
Financial liabilities	1,119	569
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,119	569
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	181	49
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	938	520
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	183,702	96,943
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	183,702	96,943
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	80,898	36,608
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	23,123	4,017
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	67,088	23,276
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,390	19,505
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,903	3,532
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,300	10,005
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	177,009	67,430
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	80,898	36,608
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	23,120	4,014
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	67,088	23,276
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,903	3,532
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,693	29,513
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3	3
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,390	19,505
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,300	10,005
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,598,890	2,657,154
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,598,890	2,657,154
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,174,278	1,352,084
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	536,576	196,439
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	165,927	769,693
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	716,423	332,560
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,686	6,378
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,009,607	2,458,410
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,174,278	1,352,084
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		5,979
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	165,927	769,693
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	669,402	330,654
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	589,283	198,744
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	536,576	190,460
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	47,021	1,906
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,686	6,378
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,154,957	1,368,957
Financial liabilities	2,938,034	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,154,957	1,368,957
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	454,299	342,993
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,696,636	1,021,701
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,805	4,217
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	217	46
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,127,525	1,341,801
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	449,239	342,375
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,674,264	995,163
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,805	4,217
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	217	46
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	27,432	27,156
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 3 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,060	618
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 3 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	22,372	26,538
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	454,300	342,993
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,696,635	1,021,701
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,805	4,217
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	217	46
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	80,898	36,608
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	67,088	23,276
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,390	19,505
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,903	3,532
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,300	10,005
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	165,927	769,693
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	716,423	332,560
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 5,686	$ 6,378